Convertible Notes Payable and Accrued Interest - Summary of convertible notes payable and accrued interest (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Convertible notes payable and accrued interest	$ 363,497	$ 347,935	$ 320,435
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to director
Debt Instrument [Line Items]
Principal	150,000	150,000	150,000
Accrued Interest	59,945	48,726	33,726
Convertible notes payable 15% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	50,000	50,000
Accrued Interest	41,805	36,195	28,695
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	50,000	100,000
Accrued Interest	$ 11,747	$ 13,014	$ 8,014